Expense Example - Federated Hermes Adjustable Rate Fund	Aug. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 179
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,056
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	$ 665